                             KEYSTONE INSTITUTIONAL
                              ADJUSTABLE RATE FUND

                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                AUGUST 31, 1997


                              Evergreen Keystone
(Evergreen Tree appears here)     FUNDS(SM)       (Keystone symbol appears here)

PAGE 1
KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND
SEEKS A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH LOW VOLATILITY OF
PRINCIPAL.

To the Fund's Investors:

We are writing to report on the activities of Keystone Institutional Adjustable Rate Fund and review the market events that occurred during the six-month period ended August 31, 1997.

PERFORMANCE

  Class Y shares returned 3.63% for the six-month period.
  Class Z shares returned 3.76% for the six-month period.

  The U.S. Treasury bill, a benchmark for short-term obligations, returned 2.79% for the six-month period.

  We were pleased with your Fund's performance. We attribute its strong results to effective implementation of market strategies and careful security selection. For the five-years which ended August 31, 1997, Class Z shares ranked 2nd out of the 28 funds in its competitive group, Adjustable Rate Mortgage funds, according to Lipper Analytical Services1. Further, your Fund earned the second highest rating, HHHH, by Morningstar2 for its superior risk-adjusted performance. Morningstar is a widely-followed independent mutual fund rating organization and rated the fund among fixed income funds for the 3-year period ending August 31, 1997.

MARKET REVIEW AND FUND STRATEGY
Interest rates moved within a well-defined range over the last six months, ending the reporting period unchanged to modestly lower than where they stood on February 28, 1997. In the year's first quarter, investors' concerns about stronger-than-expected economic growth pushed interest rates higher. The Federal Reserve Board validated these concerns by raising the Federal Funds rate-- the rate at which banks lend to each other overnight-- by 1/4% in March 1997. As we approached mid-year, however, the economy began to show signs of slowing and interest rates fell. Inflation remained well-contained throughout the period, despite some preliminary signs of wage-inflation.
  This atmosphere of low interest-rate volatility and stable inflation created a favorable investment environment for adjustable-rate mortgage securities (ARMS). We structured your Fund to take advantage of the higher interest rates available early in the period, locking in income when it appeared that interest rates would fall. We reduced your Fund's investment in adjustable-rate mortgage securities (ARMS) from approximately 93% on February 28, 1997 to approximately 86% on August 31, 1997. Another part of this strategy was to increase net assets in fixed-rate securities from approximately 4% on February 28, 1997 to approximately 11% on August 31, 1997. We focused in particular on U.S. Treasuries with 5-year maturities. Earlier in the year, we had emphasized U.S. Treasuries with 2 to 3 year maturities. We believe this extension preserved income and enhanced the Fund's total return.

1 THE RANKINGS ARE BASED ON TOTAL RETURN AND DO NOT INCLUDE THE EFFECT OF A
  SALES CHARGE. FOR THE 1 YEAR PERIOD ENDING AUGUST 31, 1997 THE FUND RANKED 8 OUT OF 46 FUNDS.
2 SOURCE: MORNINGSTAR, INC. MORNINGSTAR'S PROPRIETARY RATINGS REFLECT THE FUND'S
  HISTORICAL RISK-ADJUSTED PERFORMANCE AS OF AUGUST 31, 1997. RATINGS ARE SUBJECT TO CHANGE MONTHLY. THEY ARE CALCULATED BASED ON THE FUND'S 1-,3-,5- AND 10-YEAR AVERAGE ANNUAL RETURN IN EXCESS OF OR BELOW THE 90-DAY U.S. TREASURY BILL RETURN. RATINGS ARE NOT ADJUSTED FOR SALES CHARGES, BUT ARE ADJUSTED FOR OTHER FEES. THE TOP 10% OF THE FUNDS IN AN INVESTMENT CATEGORY RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS AND THE BOTTOM 10% RECEIVE 1 STAR. IN THE FIXED-INCOME CATEGORY, CLASS Z SHARES RECEIVED A 5-STAR RATING FOR THE 3-YEAR PERIOD AND A 4-STAR RATING FOR THE 5-YEAR PERIOD. CLASS Z WAS NOT RATED FOR THE TEN-YEAR PERIOD BECAUSE IT DID NOT HAVE A TEN-YEAR PERFORMANCE RECORD. THERE WERE 1,142 FUNDS IN THE 3-YEAR CATEGORY AND 615 FUNDS IN THE 5-YEAR CATEGORY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                 -- CONTINUED--

PAGE 2
KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

  Your Fund also demonstrated the price stability it was designed to provide. The net asset value (NAV) of Class Z shares moved within a range of $9.71 to $9.74 during the six months ended August 31, 1997.
  The Fund invests primarily in adjustable-rate mortgage securities (ARMS) and fixed-rate mortgage-backed and U.S. government and agency securities. The securities are analyzed and selected with regard to geographic diversification and mortgage-rate adjustment dates, as well as our outlook for the general level of interest rates and their volatility. During the reporting period, we invested in seasoned, adjustable-rate mortgage securities. Seasoned, adjustable-rate mortgage securities have been in existence longer than newly issued securities. They have an established prepayment history and typically offer higher coupons.

OUR OUTLOOK
As we head into the final months of 1997, we anticipate a continuation of the favorable investment atmosphere we have experienced over the past six months. We expect moderate economic growth of approximately 3%, buoyed by low unemployment, strong consumer activity and benign inflation. Historically, this type of environment has provided a positive supply/demand relationship for fixed-income assets. The financial condition of borrowers typically improves, creating solid demand and reducing the need for debt issuance.
  We also expect good news on the fiscal front. The federal budget deficit continues to decline. Congress demonstrated the political resolve that was necessary to reach a bipartisan budget agreement in August 1997. Further, we anticipate strong economic growth to generate higher tax revenues, helping to offset the need to borrow.
  We appreciate your continued support of Keystone Institutional Adjustable Rate Fund. If you have any questions or comments about your Fund, we encourage you to write to us.

<CAPTION
Sincerely,                         (Photo of Albert H.          (Photo of George S.
/s/ Albert H. Elfner, III        Elfner, III appears here)     Bissell appears here)
Albert H. Elfner, III             ALBERT H. ELFNER, III          GEORGE S. BISSELL
CHAIRMAN
KEYSTONE INVESTMENT MANAGEMENT COMPANY
/s/ George S. Bissell
George S. Bissell
CHAIRMAN OF THE BOARD
KEYSTONE FUNDS

October 1997

SCHEDULE OF INVESTMENTS
AUGUST 31, 1997 (UNAUDITED)

                                                                    INTEREST     MATURITY    PRINCIPAL       MARKET
                                                                      RATE         DATE        AMOUNT         VALUE
ADJUSTABLE RATE MORTGAGE SECURITIES (85.5%)
FHLMC (40.0%)
FHLMC Pool #605343, Cap 13.604%, Margin 2.125% + CMT, Resets
  Annually                                                            7.915%     03/01/19    $1,709,103    $ 1,772,126
FHLMC Pool #605386, Cap 12.890%, Margin 2.112% + CMT, Resets
  Annually                                                            7.986      09/01/17     1,500,518      1,575,304
FHLMC Pool #606541, Cap 13.560%, Margin 2.041% + CMT, Resets
  Annually                                                            7.775      03/01/21       772,166        808,118
FHLMC Pool #606679, Cap 12.070%, Margin 2.159% + CMT, Resets
  Annually                                                            7.974      10/01/21       837,052        879,039
FHLMC Pool #607352, Cap 13.620%, Margin 2.175% + CMT, Resets
  Annually                                                            7.927      04/01/22     1,855,085      1,942,329
FHLMC Pool #845039, Cap 12.500%, Margin 2.084% + CMT, Resets
  Annually                                                            7.838      10/01/21     2,102,610      2,177,516
FHLMC Pool #845063, Cap 12.050%, Margin 2.185% + CMT, Resets
  Annually                                                            7.941      11/01/21     1,920,458      1,996,076
FHLMC Pool #845070, Cap 11.839%, Margin 2.115% + CMT, Resets
  Annually                                                            7.831      01/01/22     2,284,646      2,383,171
FHLMC Pool #845082, Cap 12.340%, Margin 1.970% + CMT, Resets
  Annually                                                            7.062      03/01/22     1,774,848      1,830,312
FHLMC Pool #846163, Cap 13.065%, Margin 1.985% + CMT, Resets
  Annually                                                            7.732      07/01/30     1,087,549      1,135,129
FHLMC Pool #846298, Cap 13.040%, Margin 1.849% + CMT, Resets
  Annually                                                            7.456      08/01/22     3,338,220      3,472,282
FHLMC Pool #865220, Cap 15.080%, Margin 3.000% + CMT, Resets
  Annually                                                            8.369      04/01/20       287,764        297,747
TOTAL FHLMC                                                                                                 20,269,149
FNMA (45.5%)
FNMA Pool #070119, Cap 12.010%, Margin 2.000% + CMT, Resets Annually   7.771     11/01/17     1,359,187      1,415,253
FNMA Pool #090678, Cap 13.136%, Margin 2.177% + CMT, Resets Annually   7.913     09/01/18     2,761,053      2,912,911
FNMA Pool #092086, Cap 15.470%, Margin 2.075% + CMT, Resets Annually   7.849     10/01/16       463,386        482,718
FNMA Pool #094564, Cap 15.860%, Margin 1.975% + CMT, Resets Annually   7.702     01/01/16     1,062,683      1,111,173
FNMA Pool #095405, Cap 13.700%, Margin 2.087% + CMT, Resets Annually   7.869     12/01/19     1,045,451      1,085,309
FNMA Pool #102905, Cap 13.114%, Margin 2.818% + CMT, Resets Annually   7.758     07/01/20       273,427        287,653
FNMA Pool #124015, Cap 13.230%, Margin 1.815% + CMT, Resets Annually   7.598     11/01/18       897,650        933,413
FNMA Pool #124204, Cap 13.600%, Margin 2.011% + CMT, Resets Annually   7.731     01/01/22       819,842        861,859
FNMA Pool #124289, Cap 13.440%, Margin 2.005% + CMT, Resets Annually   7.717     09/01/21     6,591,868      6,918,364
FNMA Pool #124497, Cap 13.100%, Margin 2.070% + CMT, Resets Annually   7.800     09/01/22     1,205,069      1,264,009
FNMA Pool #124945, Cap 12.730%, Margin 2.107% + CMT, Resets Annually   7.823     01/01/31     1,420,528      1,494,878
FNMA Pool #142963, Cap 10.990%, Margin 1.950% + CMT, Resets Annually   7.449     01/01/22       821,534        847,724
FNMA Pool #313663, Cap 12.944%, Margin 2.814% + CMT, Resets Annually   7.620     05/01/22     3,090,571      3,234,959
FNMA Pool #391290, Cap 12.657%, Margin 2.715% + CMT, Resets Annually   7.755     02/01/17       160,319        164,353
TOTAL FNMA                                                                                                  23,014,576
TOTAL ADJUSTABLE RATE MORTGAGE SECURITIES
  (COST-- $43,059,233)                                                                                      43,283,725

PAGE 4
KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

SCHEDULE OF INVESTMENTS-- (CONTINUED)
AUGUST 31, 1997 (UNAUDITED)

                                                                    INTEREST     MATURITY    PRINCIPAL       MARKET
                                                                      RATE         DATE        AMOUNT         VALUE
FIXED RATE MORTGAGE SECURITIES (6.2%)
FHLMC (0.1%)
FHLMC Pool #277831                                                    7.250%     11/01/08    $   38,212    $    38,435
FNMA (3.3%)
FNMA Pool #004534                                                    10.750      10/01/12       783,385        857,031
FNMA Pool #100051                                                     9.500      04/01/05       165,728        172,929
FNMA Pool #058442                                                    11.000      01/01/18       584,407        644,127
TOTAL FNMA                                                                                                   1,674,087
GNMA (2.8%)
GNMA Pool #268164                                                    10.250      11/15/29     1,290,570      1,395,648
TOTAL FIXED RATE MORTGAGE SECURITIES (COST-- $3,060,385)                                                     3,108,170
U. S. TREASURY NOTES (4.6%) (COST-- $ 2,323,849)
U.S. Treasury Notes                                                   6.625      04/30/02     2,300,000      2,335,213
REPURCHASE AGREEMENT (2.1%) (COST-- $1,059,000)
Keystone Joint Repurchase Agreement (Investments in repurchase
  agreements, in a joint trading account, purchased 8/29/97) (a)      5.584      9/02/97      1,059,657      1,059,000
TOTAL INVESTMENTS (COST-- $49,502,467)                                                            98.4%     49,786,108
OTHER ASSETS AND LIABILITIES-- NET                                                                  1.6        816,600
NET ASSETS--                                                                                     100.0%    $50,602,708

(a) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at August 31, 1997.

LEGEND OF PORTFOLIO ABBREVIATIONS:
CMT    1, 3 or 5 year Constant Maturity Treasury Index
FHLMC  Federal Home Loan Mortgage Corporation
FNMA   Federal National Mortgage Association
GNMA   Government National Mortgage Association

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS-- CLASS Y SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS
                                               ENDED                                      YEAR ENDED
                                          AUGUST 31, 1997     FIVE MONTHS ENDED          SEPTEMBER 30,
                                            (UNAUDITED)      FEBRUARY 28, 1997(A)      1996(B)     1995
NET ASSET VALUE BEGINNING OF PERIOD             $9.72                $9.68               $9.65     $9.61
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                            0.30                 0.28                0.65      0.64
Net realized and unrealized gain (loss)
  on investments                                 0.05                    0(d)            (0.03)    (0.02)
Total from investment operations                 0.35                 0.28                0.62      0.62
LESS DISTRIBUTIONS FROM:
Net investment income                           (0.32)               (0.22)              (0.58)    (0.53)
In excess of net investment income                  0                (0.02)              (0.01)    (0.05)
Total distributions                             (0.32)               (0.24)              (0.59)    (0.58)
NET ASSET VALUE END OF PERIOD                   $9.75                $9.72               $9.68     $9.65
TOTAL RETURN                                     3.63%                2.97%               6.60%     6.60%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses                                 0.55%(c)             0.55%(c)            0.55%     0.55%
  Net investment income                          6.45%(c)             6.39%(c)            6.64%     6.70%
PORTFOLIO TURNOVER RATE                            51%                  44%                 85%       56%
NET ASSETS END OF PERIOD (THOUSANDS)           $8,424               $3,564             $14,361    $2,871

                                            MAY 23, 1994 (DATE OF
                                          INITIAL PUBLIC OFFERING)
                                            TO SEPTEMBER 30, 1994
NET ASSET VALUE BEGINNING OF PERIOD                 $9.73
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                0.17
Net realized and unrealized gain (loss)
  on investments                                    (0.13)
Total from investment operations                     0.04
LESS DISTRIBUTIONS FROM:
Net investment income                               (0.16)
In excess of net investment income                      0
Total distributions                                 (0.16)
NET ASSET VALUE END OF PERIOD                       $9.61
TOTAL RETURN                                         0.35%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses                                     0.43%(c)
  Net investment income                              5.03%(c)
PORTFOLIO TURNOVER RATE                                63%
NET ASSETS END OF PERIOD (THOUSANDS)                   $1

(a) The Fund changed its fiscal year end from September 30 to February 28.
(b) Per share calculations based on weighted average shares outstanding.
(c) Annualized.
(d) Amount represents less than $0.01 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 6
KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

FINANCIAL HIGHLIGHTS-- CLASS Z SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                   SIX MONTHS ENDED
                                   AUGUST 31, 1997      FIVE MONTHS ENDED                   YEAR ENDED SEPTEMBER 30,
                                     (UNAUDITED)       FEBRUARY 28, 1997(A)    1996(B)     1995       1994      1993(B)     1992
NET ASSET VALUE BEGINNING OF
  PERIOD                                  $9.71                 $9.68            $9.65      $9.61      $9.93      $9.88     $10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                      0.34                  0.28             0.64       0.63       0.63       0.54       0.67
Net realized and unrealized gain
  (loss) on investments                    0.02                     0(d)             0(d)    0.01      (0.49)     (0.01)     (0.15)
Total from investment operations           0.36                  0.28             0.64       0.64       0.14       0.53       0.52
LESS DISTRIBUTIONS FROM:
Net investment income                     (0.33)                (0.23)           (0.60)     (0.55)     (0.44)     (0.48)     (0.64)
In excess of net investment income            0                 (0.02)           (0.01)     (0.05)     (0.02)         0          0
Total distributions                       (0.33)                (0.25)           (0.61)     (0.60)     (0.46)     (0.48)     (0.64)
NET ASSET VALUE END OF PERIOD             $9.74                 $9.71            $9.68      $9.65      $9.61      $9.93      $9.88
TOTAL RETURN                               3.76%                 2.97%            6.86%      6.87%      1.43%      5.53%      5.46%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses                           0.30%(c)              0.30%(c)         0.30%      0.30%      0.30%      0.30%      0.30%
  Net investment income                    6.75%(c)              6.79%(c)         6.84%      6.61%      5.15%      5.46%      6.83%
PORTFOLIO TURNOVER RATE                      51%                   44%              85%        56%        63%        81%        88%
NET ASSETS END OF PERIOD
  (THOUSANDS)                           $42,179               $70,264          $65,974    $23,616    $25,200    $60,035    $51,625

(a) The Fund changed its fiscal year end from September 30 to February 28.
(b) Per share calculations based on weighted average shares outstanding.
(c) Annualized.
(d) Amount represents less than $0.01 per share.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1997 (UNAUDITED)

ASSETS
 Investments at market value (identified cost--
   $49,502,467)                                  $49,786,108
 Cash                                                 19,459
 Interest receivable                                 465,970
 Receivable for principal paydowns                   315,474
 Receivable for Fund shares sold                      40,593
   Total assets                                   50,627,604
LIABILITIES
 Management fee payable                               24,781
 Distribution fee payable                                115
   Total liabilities                                  24,896
NET ASSETS                                       $50,602,708
NET ASSETS REPRESENTED BY
 Paid-in capital                                 $51,199,270
 Undistributed net investment income                  26,405
 Accumulated net realized loss on investments       (906,608)
 Net unrealized appreciation on investments          283,641
   Total net assets                              $50,602,708
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 Class Y Shares
   Net assets of $8,423,689 4 863,982 shares
     outstanding                                 $      9.75
 Class Z Shares
   Net assets of $42,179,019 4 4,329,698 shares
     outstanding                                 $      9.74

STATEMENT OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 1997
(UNAUDITED)

INVESTMENT INCOME
 Interest                                           $2,071,107
EXPENSES
 Management fee                          88,146
 Distribution Plan expenses               5,869
   Total expenses                                       94,015
 Net investment income                               1,977,092
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
 Net realized gain on investments                       48,824
 Net change in unrealized appreciation
   (depreciation) on investments                       127,551
 Net realized and unrealized gain on
   investments                                         176,375
 Net increase in net assets resulting
   from operations                                  $2,153,467

SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 8
KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS                                   YEAR
                                                                     ENDED            FIVE MONTHS              ENDED
                                                                AUGUST 31, 1997          ENDED             SEPTEMBER 30,
                                                                  (UNAUDITED)      FEBRUARY 28, 1997*          1996
OPERATIONS
  Net investment income                                           $ 1,977,092         $  2,283,405          $ 2,748,371
  Net realized gain (loss) on investments                              48,824               27,179             (269,386)
  Net change in unrealized appreciation on investments                127,551               38,889              170,926
       Net increase in net assets resulting from operations         2,153,467            2,349,473            2,649,911
DISTRIBUTIONS TO SHAREHOLDERS FROM
  Net investment income:
     Class Y                                                         (149,902)            (197,984)            (563,993)
     Class Z                                                       (1,800,535)          (1,744,950)          (1,945,801)
  In excess of net investment income:
     Class Y                                                                0              (16,346)              (8,481)
     Class Z                                                                0             (144,070)             (29,260)
       Total distributions to shareholders                         (1,950,437)          (2,103,350)          (2,547,535)
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold:
     Class Y                                                        4,782,839            8,545,059           24,782,061
     Class Z                                                                0           10,000,000           41,798,486
  Payments for shares redeemed:
     Class Y                                                          (77,552)         (19,610,398)         (13,818,826)
     Class Z                                                      (30,091,008)          (8,073,653)            (962,799)
  Shares issued in reinvestment of distributions:
     Class Y                                                          148,915              240,365              519,458
     Class Z                                                        1,808,799            2,145,897            1,426,821
       Net increase (decrease) in net assets resulting from
          capital share transactions                              (23,428,007)          (6,752,730)          53,745,201
       Total increase (decrease) in net assets                    (23,224,977)          (6,506,607)          53,847,577
NET ASSETS:
  Beginning of period                                              73,827,685           80,334,292           26,486,715
  End of period                                                   $50,602,708         $ 73,827,685          $80,334,292
  Undistributed net investment income (accumulated
     distributions in excess of net investment income)            $    26,405         $       (250)         $  (168,733)

*The Fund changed its fiscal year from September 30 to February 28.

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

The Keystone Institutional Adjustable Rate Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company.
  The Fund offers Class Y and Class Z shares to institutional investors. Both classes of shares are sold at net asset value and are not subject to contingent deferred sales charges. Class Y shares pay ongoing distribution fees.
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. VALUATION OF SECURITIES

U.S. government obligations held by the Fund are valued at the mean between the over-the-counter bid and asked prices. Corporate bonds, other fixed-income securities and mortgage and other asset-backed securities are valued at prices provided by an independent pricing service. In determining value for normal institutional-size transactions, the pricing service uses methods based on market transactions for comparable securities and analysis of various relationships between similar securities which are generally recognized by institutional traders. Securities for which valuations are not available from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.
  Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value. Short-term securities with greater than 60 days to maturity are valued at market value.

B. REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. The Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. The Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.
  Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with certain other funds managed by Keystone, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. REVERSE REPURCHASE AGREEMENTS

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with qualified third-party broker-dealers. Interest on the value of reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts.

PAGE 10
KEYSTONE INSTITUTIONAL ADJUSTABLE RATE FUND

E. FEDERAL INCOME TAXES

The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund will not incur any federal income tax liability since it is expected to distribute all of its net investment company taxable income, net tax-exempt income and net capital gains, if any, to its shareholders. The Fund also intends to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal income taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is the Fund's policy not to distribute such gains.
F. DISTRIBUTIONS

Distributions from net investment income for the Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.
  Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The significant differences between financial statement amounts available for distributions and distributions made in accordance with income tax regulations are primarily due to differing treatment for paydown gains and losses.

G. CLASS ALLOCATIONS

Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plan for Class Y shares.

2. CAPITAL SHARE TRANSACTIONS

The Fund has an unlimited number of shares of beneficial interest with no par value authorized. Shares of beneficial interest of the Fund are currently divided into Class Y and Class Z. Transactions in shares of the Fund were as follows:

                     SIX MONTHS   FIVE MONTHS
                       ENDED         ENDED        YEAR ENDED
                     AUGUST 31,   FEBRUARY 28,   SEPTEMBER 30,
                        1997          1997           1996

CLASS Y
Shares sold            490,124        879,121       2,560,589
Shares redeemed....     (7,953)    (2,020,244)     (1,428,881)
Shares issued in
  reinvestment of
  distributions....     15,277         24,800          53,718
Net increase
  (decrease)           497,448     (1,116,323)      1,185,426

                    SIX MONTHS   FIVE MONTHS
                      ENDED         ENDED        YEAR ENDED
                    AUGUST 31,   FEBRUARY 28,   SEPTEMBER 30,
                       1997          1997           1996

CLASS Z
Shares sold                  0     1,030,429      4,318,022
Shares redeemed     (3,089,660)     (830,759)       (99,669)
Shares issued in
  reinvestment of
  distributions...     185,860       221,061        147,411
Net increase
  (decrease)        (2,903,800)      420,731      4,365,764

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of U.S. Government securities (excluding short-term securities) were $28,961,333 and $50,851,108, respectively.
  As of February 28, 1997, the Fund had a capital loss carryover for federal income tax purposes of approximately $949,000 which expires as follows:
$139,000-- 2000, $486,000-- 2001, $281,000-- 2002 and $43,000-- 2004.

4. DISTRIBUTION PLAN

Evergreen Keystone Distributor, Inc. ("EKD"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS"), serves as principal underwriter to the Fund. Prior to December 11, 1996, Fiduciary Investment Company, Inc. ("FICO"), a wholly-owned subsidiary of Keystone Management Company ("Keystone"), served as the Fund's principal underwriter.
  The Fund has adopted a Distribution Plan for its Class Y shares as allowed by Rule 12b-1 of the 1940 Act. The Distribution Plan permits the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and services fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called "Distribution Plan expenses". Class Y shares pay a distribution fee which is limited to 0.25% of its average daily net assets. Distribution Plan expenses are calculated daily and paid monthly.
  The Distribution Plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding Class Y voting shares. However, after the termination of the Distribution Plan, and subject to the discretion of the Independent Trustees, payments to EKD may continue as compensation for services which had been provided while the Distribution Plan was in effect.

5. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Keystone, a subsidiary of First Union Corporation ("First Union"), is the investment adviser for the Fund. In return for providing investment management and administrative services to the Fund, the Fund pays Keystone a management fee that is calculated daily and paid monthly. The management fee is computed at an annual rate of 0.30% of the average daily net asset value of the Fund.
  Evergreen Keystone Service Company ("EKSC"), a wholly-owned subsidiary of Keystone, serves as the transfer and dividend disbursing agent for the Fund.
  Officers of the Funds and affiliated Trustees receive no compensation directly from the Fund. Currently, the Independent Trustees of the Fund receive no compensation for their services.

This report was prepared primarily for the information of the Fund's shareholders. It is authorized for distribution if preceded or accompanied by the Fund's current prospectus. The prospectus contains important information about the Fund including fees and expenses. Read it carefully before you invest or send money. For a free prospectus on other Evergreen Keystone funds, contact your financial adviser or call Evergreen Keystone.

                                             NOT
                                            FDIC         MAY LOSE VALUE
                                           INSURED       NO BANK GUARANTEE

                      Evergreen Keystone Distributor, Inc.

   Evergreen Keystone(SM) is a Service Mark of Evergreen Keystone Investment
                         Services, Inc. Copyright 1997.

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